UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           1/11/06
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       64
                                         -------------
Form 13F Information Table Value Total:     1,862,793
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                                          (thousands)

List of Other Included Managers:

      NONE

                                                     FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    49629  1689778 SH       SOLE                  1689778
AmSurg Corp                    COM              03232p405    14552   636586 SH       SOLE                   636586
American Express Co.           COM              025816109     3076    59765 SH       SOLE                    59765
American Power Conv            COM              029066107    17913   814235 SH       SOLE                   814235
Barr Pharmaceuticals           COM              068306109    42449   681466 SH       SOLE                   681466
Berkshire Hathaway A           COM              084670108    44576      503 SH       SOLE                      503
Berkshire Hathaway B           COM              084670207    12887     4390 SH       SOLE                     4390
Brown & Brown Inc.             COM              115236101    73096  2393436 SH       SOLE                  2393436
CDW Corporation                COM              12512n105    38823   674251 SH       SOLE                   674251
CSS Industries Inc             COM              125906107    11301   367756 SH       SOLE                   367756
Carmax                         COM              143130102    25335   915292 SH       SOLE                   915292
Cognex Corporation             COM              192422103     3100   103037 SH       SOLE                   103037
Courier Corp                   COM              222660102     7684   223762 SH       SOLE                   223762
Donaldson Co., Inc.            COM              257651109    17891   562601 SH       SOLE                   562601
Ethan Allen Interiors          COM              297602104    61976  1696586 SH       SOLE                  1696586
Federated Investors            COM              314211103    75735  2044691 SH       SOLE                  2044691
Florida Rock Industries        COM              341140101    11085   225950 SH       SOLE                   225950
Forest City                    COM              345550107    22758   600001 SH       SOLE                   600001
Forest Laboratories Inc.       COM              345838106    12251   301150 SH       SOLE                   301150
Franklin Resources             COM              354613101     7528    80075 SH       SOLE                    80075
General Electric Co            COM              369604103      524    14945 SH       SOLE                    14945
Gentex Corp                    COM              371901109    44809  2297876 SH       SOLE                  2297876
Graco                          COM              384109104    21479   588801 SH       SOLE                   588801
H&R Block Inc.                 COM              093671105    36932  1504368 SH       SOLE                  1504368
Heartland Express              COM              422347104    40730  2007401 SH       SOLE                  2007401
Hickory Tech Corp              COM              429060106     7487   948973 SH       SOLE                   948973
Idex Corporation               COM              45167R104    49141  1195342 SH       SOLE                  1195342
Int'l Speedway                 COM              460335201    71049  1483288 SH       SOLE                  1483288
John Wiley & Sons              COM              968223206    43280  1108607 SH       SOLE                  1108607
Kaydon Corp                    COM              486587108    49371  1536118 SH       SOLE                  1536118
Lincare Holdings Inc           COM              532791100    33685   803749 SH       SOLE                   803749
Littlefuse Inc.                COM              537008104    16775   615610 SH       SOLE                   615610
Liz Claiborne                  COM              539320101    60126  1678552 SH       SOLE                  1678552
M & T Bank Corp                COM              55261F104    18899   173303 SH       SOLE                   173303
Markel Corp                    COM              570535104    28564    90093 SH       SOLE                    90093
Martin Marietta Mat            COM              573284106    43815   571104 SH       SOLE                   571104
McGrath Rentcorp               COM              580589109     5649   203201 SH       SOLE                   203201
Meredith Corp                  COM              589433101    17418   332790 SH       SOLE                   332790
Mohawk Industries              COM              608190104    33543   385636 SH       SOLE                   385636
NBT Bancorp Inc.               COM              628778102      404    18711 SH       SOLE                    18711
North Fork Bancorp             COM              659424105    56568  2067556 SH       SOLE                  2067556
Outback Steakhouse             COM              689899102    66144  1589612 SH       SOLE                  1589612
Pediatrix Medical Group        COM              705324101    17020   192167 SH       SOLE                   192167
Procter & Gamble Co            COM              742718109      242     4180 SH       SOLE                     4180
Protective Life Corp.          COM              743674103    46069  1052527 SH       SOLE                  1052527
Reynolds & Reynolds            COM              761695105      201     7150 SH       SOLE                     7150
Ross Stores Inc.               COM              778296103    69973  2421221 SH       SOLE                  2421221
SCP Pool Corporation           COM              784028102    33059   888204 SH       SOLE                   888204
Scientific Atlanta Inc         COM              808655104    47181  1095440 SH       SOLE                  1095440
Servicemaster Co.              COM              81760N109      195    16302 SH       SOLE                    16302
TCF Financial                  COM              872275102    51262  1888809 SH       SOLE                  1888809
TD Banknorth - New             COM              87235a101     5052   173900 SH       SOLE                   173900
Trustco Bank Corp              COM              898349105      390    31399 SH       SOLE                    31399
US Bancorp                     COM              902973304      239     7994 SH       SOLE                     7994
Vulcan Materials               COM              929160109    49003   723298 SH       SOLE                   723298
Wachovia Corp                  COM              929903102      202     3827 SH       SOLE                     3827
Watson Pharmaceuticals         COM              942683103    10035   308675 SH       SOLE                   308675
Westamerica Bank               COM              957090103    21273   400851 SH       SOLE                   400851
White Mtns Insurance           COM              G9618E107    98343   176068 SH       SOLE                   176068
Whole Foods Mkt Inc.           COM              966837106     7878   101802 SH       SOLE                   101802
Winnebago                      COM              974637100    45401  1364226 SH       SOLE                  1364226
Yankee Candle Co               COM              984757104     1027    40101 SH       SOLE                    40101
Yum Brands                     COM              988498101    38191   814664 SH       SOLE                   814664
Zebra Technologies A           COM              989207105    20518   478823 SH       SOLE                   478823